Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	660,976,744.37	35,418
Yield Supplement Overcollateralization Amount 11/30/20	22,847,452.77	0
Receivables Balance 11/30/20	683,824,197.14	35,418
Principal Payments	28,238,066.93	768
Defaulted Receivables	1,106,185.37	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	21,509,745.74	0
Pool Balance at 12/31/20	632,970,199.10	34,601

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.15%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	6,126,300.31	275
Past Due 61-90 days	2,220,096.35	97
Past Due 91-120 days	343,942.15	20
Past Due 121+ days	0.00	0
Total	8,690,338.81	392

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.39%
Delinquency Trigger Occurred	NO

Recoveries	567,132.14
Aggregate Net Losses/(Gains) - December 2020	539,053.23
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.95%
Prior Net Losses Ratio	1.36%
Second Prior Net Losses Ratio	0.63%
Third Prior Net Losses Ratio	0.45%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.60%

Overcollateralization Target Amount	7,279,157.29
Actual Overcollateralization	7,279,157.29
Weighted Average APR	4.59%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	49.51

Flow of Funds	$ Amount

Collections	35,806,507.57
Investment Earnings on Cash Accounts	1,239.48
Servicing Fee(1)	(569,853.50)
Transfer to Collection Account	-
Available Funds	35,237,893.55

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	950,145.00
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	4,205,312.71
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,279,157.29
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,277,478.55
(12) Collection Account Redeposits	3,234,000.00

Total Distributions of Available Funds	35,237,893.55

Servicing Fee	569,853.50
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 12/15/20	653,375,511.81
Principal Paid	27,684,470.00
Note Balance @ 01/15/21	625,691,041.81

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	155,103,816.98
Principal Paid	22,876,083.54
Note Balance @ 01/15/21	132,227,733.44
Note Factor @ 01/15/21	42.7589359%

Class A-2b
Note Balance @ 12/15/20	32,601,694.83
Principal Paid	4,808,386.46
Note Balance @ 01/15/21	27,793,308.37
Note Factor @ 01/15/21	42.7589360%

Class A-3
Note Balance @ 12/15/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	336,770,000.00
Note Factor @ 01/15/21	100.0000000%

Class A-4
Note Balance @ 12/15/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	80,300,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	32,400,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	16,200,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,041,945.00
Total Principal Paid	27,684,470.00
Total Paid	28,726,415.00

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	253,336.23
Principal Paid	22,876,083.54
Total Paid to A-2a Holders	23,129,419.77

Class A-2b
One-Month Libor	0.15863%
Coupon	0.38863%
Interest Paid	10,910.27
Principal Paid	4,808,386.46
Total Paid to A-2b Holders	4,819,296.73

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.9672447
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6996834
Total Distribution Amount	26.6669281

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8192221
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.9751764
Total A-2a Distribution Amount	74.7943985

A-2b Interest Distribution Amount	0.1678503
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.9751763
Total A-2b Distribution Amount	74.1430266

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	151.90
Noteholders' Third Priority Principal Distributable Amount	585.17
Noteholders' Principal Distributable Amount	262.93

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/20	2,699,840.43
Investment Earnings	284.02
Investment Earnings Paid	(284.02)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$5,696,288.22	$4,077,106.80	$4,627,316.51
Number of Extensions	230	159	184
Ratio of extensions to Beginning of Period Receivables Balance	0.83%	0.57%	0.62%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.